CONCENTRATION AND RISKS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 2,307,695	$ 4,608,350	$ 1,678,793
Supplier Concentration Risk | Supplier A | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		30.00%	34.00%	25.00%
Supplier Concentration Risk | Supplier A | Accounts Payable
Segment Reporting Information [Line Items]
Concentration Risk, Percentage			62.00%
Supplier Concentration Risk | Supplier B | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		16.00%	11.00%	20.00%
Supplier Concentration Risk | Supplier C | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		13.00%
Supplier Concentration Risk | Supplier D | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage			18.00%	34.00%
Supplier Concentration Risk | Supplier E | Accounts Payable
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		32.00%
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 524,554		$ 225,899
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		524,274
Customer C
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		439,067	$ 529,037
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 247,834
Customer E
Segment Reporting Information [Line Items]
Revenue from polysilicon sales			614,698	230,088
Customer F
Segment Reporting Information [Line Items]
Revenue from polysilicon sales			516,634	268,466
Customer G
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	[1]		$ 1,379,796	$ 532,129
Major customer | Customer Concentration Risk | Sales revenue
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		75.00%	66.00%	75.00%

[1]	Represents less than 10%